Interest expense - Summary of Interest Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Interest and Debt Expense [Abstract]
Amortization charges on promissory notes	¥ 17,144		¥ 21,611	¥ 56,290
Interest expense on borrowings	3,740		6,039	2,815
Others	0		0	163
Total	¥ 20,884	$ 3,294	¥ 27,650	¥ 59,268